Risk management - Management of capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Risk management
Equity	$ 1,699,812	$ 1,532,992
Loan capital	$ 667,814	$ 655,880
Bonds issued 2014-2018			$ 699,000	$ 699,000	$ 699,000	$ 699,000
Issue of share capital			$ 245,000
Percentage of leverage ratio	13.00%	17.00%